INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31,
	2020	2021

Raw materials	$19,764	$22,581
Work in progress	194	423
Finished products	30,669	38,394

	$50,627	$61,398